Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Apr. 03, 2015
Document Effective Date	Apr. 03, 2015
Prospectus Date	Jan. 02, 2015
Innovator IBD(R) 50 Fund | Innovator IBD(R) 50 Fund
Risk/Return:
Trading Symbol	FFTY